Related Party Transactions (Consulting Agreement and Revolving Promissory Note Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related party transactions
Net proceeds from the IPO used to pay termination expenses to Equity Sponsors	$ 21
CD&R [Member]
Related party transactions
Annual consulting fees		6.00		6.00
Consulting fees recorded		3	5	6	6	6
StepStone, JPMorgan and Ridgemont [Member]
Related party transactions
Annual consulting fees		$ 1.00